Financial Information of Parent Company Statements of Cash Flows (Details) - USD ($)		12 Months Ended
	Aug. 10, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders		$ 3,438,370	$ (40,158,654)	$ (44,328,912)
Share-based compensation		658,000	71,333	428,000
Equity in losses of affiliates	$ 150,000	(868,121)	(226,779)	(235,161)
Changes in operating assets and liabilities:
Net cash used in operating activities		(14,299,843)	(22,333,075)	(45,632,724)
Investing activities:
Investment in an affiliate		(150,000)	0	0
Net cash provided by investing activities		28,691,570	9,398,600	(1,714,262)
Financing activities:
Repayment of long-term debt		0	(8,520,507)	0
Repurchase of ordinary shares		(1,530,895)	(375,000)	0
Net cash provided by (used in) financing activities		(1,530,895)	(8,895,507)	0
Net increase (decrease) in cash and cash equivalents		13,358,877	(22,539,525)	(47,865,935)
Cash and cash equivalents at the beginning of the year		12,146,854	34,686,379	82,552,314
Cash and cash equivalents at the end of the year		25,505,731	12,146,854	34,686,379
Parent Company [Member]
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders		3,438,370	(40,158,654)	(44,328,912)
Share-based compensation		658,000	71,333	428,000
Exchange losses of convertible loan		213,330	0	0
Equity in losses of affiliates		150,000	0	0
Equity in losses (gains) of subsidiaries		6,261,411	(37,425,643)	(42,249,948)
Changes in operating assets and liabilities:
Other current assets		(1,019)	(24,389)	(19,267)
Other current liabilities		(213,579)	1,135,638	(48,564)
Net cash used in operating activities		(2,128,542)	(1,690,720)	(1,714,669)
Investing activities:
Cash received from capital deduction of YiyangYukang		0	0	3,056,479
Disbursement for loan receivables		0	(1,870,547)	0
Investment in an affiliate		(150,000)	0	0
Investment in an subsidiary		(1,567,757)	0	0
Dividend received		5,400,000	6,506,710	0
Net cash provided by investing activities		3,682,243	4,636,163	3,056,479
Financing activities:
Repayment of long-term debt		0	(8,506,324)	0
Amounts due from subsidiaries		4,980,294	3,178,570	27,643
Amounts due to subsidiaries		(792,257)	(57,527)	849,784
Repurchase of ordinary shares		(1,530,895)	(375,000)	0
Net cash provided by (used in) financing activities		2,657,142	(5,760,281)	877,427
Net increase (decrease) in cash and cash equivalents		4,210,843	(2,814,838)	2,219,237
Cash and cash equivalents at the beginning of the year		2,113,203	4,928,041	2,708,804
Cash and cash equivalents at the end of the year		6,324,046	2,113,203	4,928,041
Parent Company [Member] | Long-term Debt [Member]
Operating activities:
Accrued interest		0	0	4,126
Parent Company [Member] | Convertible Debt [Member]
Operating activities:
Accrued interest		$ (112,233)	$ (140,291)	$ 0